Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Acrrued Liabilities

Accrued liabilities are comprised of the following:
	December 31,
	2011	2012
Interest on long-term debt	$1,214	$1,720
Vessels’ operating and voyage expenses	1,365	1,929
Commissions	65	65
Interest on derivatives and other finance expenses	3,571	2,439
General and administrative expenses	341	211
Total	$6,556	$6,364